UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01612

The Prudential Variable Contract Account-2

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1.	Schedule of Investments

VCA-2

Schedule Of Investments

As of March 31, 2010 (Unaudited)

	Shares		Value
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCKS - 98.3%

Aerospace & Defense - 1.2%
Precision Castparts Corp.		29,100	$3,687,261

Auto Components - 3.3%
Goodyear Tire & Rubber Co. (The) (a)		340,400	4,302,656
Lear Corp. (a)		72,000	5,713,200

			10,015,856

Biotechnology - 2.4%
Celgene Corp. (a)		48,400	2,998,864
Gilead Sciences, Inc. (a)		88,700	4,034,076

			7,032,940

Capital Markets - 5.8%
Bank of New York Mellon Corp. (The)		115,500	3,566,640
Goldman, Sachs Group, Inc. (The)		28,100	4,794,703
Morgan Stanley		174,200	5,102,318
TD Ameritrade Holding Corp. (a)		205,200	3,911,112

			17,374,773

Chemicals - 1.5%
Dow Chemical Co. (The)		151,100	4,468,027

Commercial Banks - 0.5%
Keycorp		178,900	1,386,475

Commercial Services & Supplies - 1.7%
Waste Management, Inc.		145,200	4,999,236

Communications Equipment - 1.7%
QUALCOMM, Inc.		118,300	4,967,417

Computers & Peripherals - 1.2%
Apple, Inc. (a)		15,900	3,735,387

Consumer Finance - 1.2%
SLM Corp. (a)		294,500	3,687,140

Diversified Consumer Services - 3.0%
Career Education Corp. (a)		120,300	3,806,292
H & R Block, Inc.		296,600	5,279,480

			9,085,772

Diversified Financial Services - 3.9%
Bank of America Corp.		269,800	4,815,930
JPMorgan Chase & Co.		152,900	6,842,275

			11,658,205

Electric Utilities - 1.4%
Entergy Corp.		50,600	4,116,310

Electronic Equipment & Instruments - 1.2%
Flextronics International, Ltd. (a)		460,500	3,610,320

Energy Equipment & Services - 1.2%
Halliburton Co.		122,700	3,696,951

Food & Staples Retailing - 2.8%
Kroger Co. (The)		218,300	4,728,378
Wal-Mart Stores, Inc.		67,000	3,725,200

			8,453,578

Food Products - 5.6%
Bunge, Ltd.		75,700	4,665,391
ConAgra Foods, Inc.		207,500	5,202,025
Kraft Foods, Inc.		97,200	2,939,328
Tyson Foods, Inc. Cl. A		205,600	3,937,240

			16,743,984

Health Care Equipment & Supplies - 1.4%
Alcon, Inc.		26,600	4,297,496

Health Care Providers & Services - 3.2%
Medco Health Solutions, Inc. (a)		77,300	4,990,488
Omnicare, Inc.		166,000	4,696,140

			9,686,628

Hotels, Restaurants & Leisure - 1.5%
Yum Brands, Inc.		117,600	4,507,608

Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc. (a)		163,500	3,417,150

Insurance - 2.3%
Arch Capital Group, Ltd. (a)		7,700	587,125
Axis Capital Holdings, Ltd.		104,600	3,269,796
Travelers Cos., Inc. (The)		56,400	3,042,216

			6,899,137

Internet Software & Services - 3.8%
Google, Inc. Cl. A (a)		10,900	6,180,409
IAC/InterActiveCorp. (a)		230,300	5,237,022

			11,417,431

Media - 4.1%
Comcast Corp.		282,500	5,316,650
Liberty Global, Inc. Ser. C (a)		244,105	7,052,194

			12,368,844

Metals & Mining - 3.2%
Freeport-McMoRan Copper & Gold, Inc.		59,900	5,004,046
Kinross Gold Corp.		265,800	4,542,522

			9,546,568

Multi-Utilities - 1.8%
Sempra Energy		108,200	5,399,180

Oil, Gas & Consumable Fuels - 17.6%
Anadarko Petroleum Corp.		66,800	4,865,044
Apache Corp.		53,600	5,440,400
Canadian Natural Resources, Ltd.		64,800	4,797,792
EOG Resources, Inc.		52,400	4,870,056
Hess Corp.		47,200	2,952,360
Noble Energy, Inc.		46,800	3,416,400
Occidental Petroleum Corp.		92,200	7,794,588
Petroleo Brasileiro SA ADR (Brazil)		124,900	5,556,801
Southern Union Co.		89,600	2,273,152
Suncor Energy, Inc.		149,800	4,874,492
Williams Cos, Inc.		257,300	5,943,630

			52,784,715

Pharmaceuticals - 6.4%
Mylan, Inc. (a)		163,600	3,715,356
Novartis AG ADR (Switzerland)		55,400	2,997,140
Pfizer, Inc.		228,600	3,920,490
Sanofi-Aventis SA ADR (France)		111,200	4,154,432
Shire PLC ADR (Ireland)		66,800	4,406,128

			19,193,546

Road & Rail - 1.4%
Union Pacific Corp.		57,400	4,207,420

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)		717,200	6,648,444

Software - 6.2%
Adobe Systems, Inc. (a)		115,300	4,078,161
CA, Inc.		254,100	5,963,727
Nuance Communications, Inc. (a)		189,500	3,153,280
Symantec Corp. (a)		311,800	5,275,656

			18,470,824

Thrifts & Mortgage Finance - 0.9%
People’s United Financial, Inc.		176,360	2,758,270

Wireless Telecommunication Services - 1.6%
NII Holdings, Inc. (a)		116,497	4,853,265

TOTAL COMMON STOCKS (Cost: $228,722,923)			295,176,158

	Principal Amount (000)
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources Corp., Unsec’d Note, (Canada),	CAD	5,783	—

Private Placement, due 8/12/12 (a)(b)(c)(g) (Cost: $5,783,450; purchased 8/20/07)

	Units
WARRANT (d)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada),		499,039	—

Private Placement, expiring 1/01/15 (a)(b)(c)(g) (Cost: $0; purchased 8/20/07)

TOTAL LONG-TERM INVESTMENTS (Cost: $234,506,373)			$295,176,158

	Shares
SHORT-TERM INVESTMENT - 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (f) (Cost: $4,103,665)		4,103,665	4,103,665

TOTAL INVESTMENTS (e) - 99.7% (Cost: $238,610,038)			$299,279,823

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			1,035,427

NET ASSETS - 100%			$300,315,250

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,783,450. The aggregate value of $0 is approximately 0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.
(e)	As of March 31, 2010, two securities valued at $0 and representing 0% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(f)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	The issuer has filed for bankruptcy and has defaulted in the payment of interest on the debt security. The security has been fair valued at zero.

ADR American Depository Receipt

CAD Canadian Dollar

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Account’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$295,176,158	$—	$—
Corporate Bond	—	—	—
Warrant	—	—	—
Affiliated Mutual Funds	4,103,665	—	—

	299,279,823	—	—
Other Financial Instruments*	—	—	—

Total	$299,279,823	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Account did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Account had two Level 3 securities with a fair value of $0.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Account invests in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (the “Fund”), a portfolio of Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.